Schedule of Significant Unobservable Inputs Used in the Fair Value Measurement (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022
Measurement Input, Risk Free Interest Rate [Member] | Scenario One [Member] | Simple Agreement for Future Equity [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		13.4
Measurement Input, Risk Free Interest Rate [Member] | Scenario Two [Member] | Simple Agreement for Future Equity [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		13.4
Measurement Input, Risk Free Interest Rate [Member] | Scenario Three [Member] | Simple Agreement for Future Equity [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		13.1
Measurement Input, Risk Free Interest Rate [Member] | Forward Purchase Agreement Derivative Asset [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input	4.09
Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member] | Scenario One [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		13.4
Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member] | Scenario Two [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		13.4
Measurement Input, Risk Free Interest Rate [Member] | Contingently Issuable Warrants on Contingently Convertible Notes Payable [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		3.2
Measurement Input, Expected Term [Member] | Simple Agreement for Future Equity [Member] | Minimum [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, expected term		4 months 24 days
Measurement Input, Expected Term [Member] | Simple Agreement for Future Equity [Member] | Maximum [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, expected term		3 years
Measurement Input, Expected Term [Member] | Forward Purchase Agreement Derivative Asset [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, expected term	2 years 7 months 28 days
Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, expected term		6 months
Measurement Input, Expected Term [Member] | Contingently Issuable Warrants on Contingently Convertible Notes Payable [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, expected term		2 years
Measurement Input, Option Volatility [Member] | Forward Purchase Agreement Derivative Asset [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input	85.0
Measurement Input, Option Volatility [Member] | Contingently Issuable Warrants on Contingently Convertible Notes Payable [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		40.0
Measurement Input, Exercise Price [Member] | Forward Purchase Agreement Derivative Asset [Member]
Platform Operator, Crypto Asset [Line Items]
Underlying stock price	$ 15.10
Measurement Input, Expected Dividend Rate [Member] | Forward Purchase Agreement Derivative Asset [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input	0.0
Measurement Input, Expected Dividend Rate [Member] | Contingently Issuable Warrants on Contingently Convertible Notes Payable [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		0.0
Measurement Input Probability [Member] | Scenario One [Member] | Simple Agreement for Future Equity [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		20.0
Measurement Input Probability [Member] | Scenario Two [Member] | Simple Agreement for Future Equity [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		70.0
Measurement Input Probability [Member] | Scenario Three [Member] | Simple Agreement for Future Equity [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		10.0
Measurement Input Probability [Member] | Convertible Notes Payable [Member] | Scenario One [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		0.0
Measurement Input Probability [Member] | Convertible Notes Payable [Member] | Scenario Two [Member]
Platform Operator, Crypto Asset [Line Items]
Equity securities, measurement input		100.0